KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2023 (Unaudited)

COMMON STOCKS - 87.5%	Shares	Value
Communications - 4.4%
Cable & Satellite - 1.2%
Comcast Corporation - Class A	21,100	$ 986,636

Entertainment Content - 3.2%
Paramount Global - Class B	37,010	558,481
Walt Disney Company (The) (a)	23,500	1,966,480
		2,524,961
Consumer Discretionary - 11.5%
Apparel & Textile Products - 2.4%
VF Corporation	95,900	1,894,984

Automotive - 6.7%
Continental AG - ADR	296,600	2,209,670
General Motors Company	92,720	3,107,047
		5,316,717
E-Commerce Discretionary - 2.4%
eBay, Inc.	42,100	1,885,238

Consumer Staples - 3.4%
Food - 3.4%
Ingredion, Inc.	4,900	504,259
Tyson Foods, Inc. - Class A	41,200	2,194,724
		2,698,983
Energy - 15.0%
Oil & Gas Producers - 12.2%
BP plc - ADR	89,120	3,313,482
Diamondback Energy, Inc.	9,200	1,396,376
Pioneer Natural Resources Company	10,425	2,480,420
Shell plc - ADR	39,454	2,449,699
		9,639,977
Oil & Gas Services & Equipment - 2.8%
Schlumberger Ltd.	38,055	2,243,723

Financials - 18.9%
Banking - 10.2%
Bank of America Corporation	81,720	2,342,912

KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Financials - 18.9% (Continued)
Banking - 10.2% (Continued)
Citigroup, Inc.	54,100	$ 2,233,789
Citizens Financial Group, Inc.	61,400	1,727,182
Truist Financial Corporation	58,100	1,774,955
		8,078,838
Insurance - 8.7%
Equitable Holdings, Inc.	73,750	2,124,000
Everest Group Ltd.	3,100	1,118,108
Hartford Financial Services Group, Inc. (The)	23,550	1,691,361
Lincoln National Corporation	74,850	1,920,651
		6,854,120
Health Care - 5.0%
Biotech & Pharma - 5.0%
Amgen, Inc.	2,150	551,131
Bristol-Myers Squibb Company	15,400	949,410
Organon & Company	52,843	1,160,432
Viatris, Inc.	124,100	1,334,075
		3,995,048
Industrials - 6.1%
Aerospace & Defense - 1.3%
L3Harris Technologies, Inc.	5,452	970,947

Electrical Equipment - 3.5%
Acuity Brands, Inc.	5,585	900,749
Johnson Controls International plc	15,749	930,136
Sensata Technologies Holding plc	25,200	948,024
		2,778,909
Transportation & Logistics - 1.3%
FedEx Corporation	4,000	1,044,080

Materials - 7.6%
Chemicals - 4.9%
International Flavors & Fragrances, Inc.	37,500	2,641,875
LyondellBasell Industries N.V. - Class A	12,500	1,234,625
		3,876,500
Metals & Mining - 2.7%
BHP Group Ltd. - ADR	6,900	396,681

KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Materials - 7.6% (Continued)
Metals & Mining - 2.7% (Continued)
Kinross Gold Corporation	160,600	$ 814,242
Rio Tinto plc - ADR	15,100	943,750
		2,154,673
Technology - 15.6%
Semiconductors - 9.7%
Micron Technology, Inc.	44,400	3,105,336
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	28,100	2,629,317
Teradyne, Inc.	18,000	1,941,660
		7,676,313
Technology Hardware - 3.2%
Cisco Systems, Inc.	44,520	2,553,222

Technology Services - 2.7%
Fidelity National Information Services, Inc.	37,400	2,089,164

Total Common Stocks (Cost $70,313,218)		$ 69,263,033

MONEY MARKET FUNDS - 12.2%	Shares	Value
First American Treasury Obligations Fund - Class X, 5.26% (b) (Cost $9,651,886)	9,651,886	$ 9,651,886

Investments at Value - 99.7% (Cost $79,965,104)		$ 78,914,919

Other Assets in Excess of Liabilities - 0.3%		265,806

Net Assets - 100.0%		$ 79,180,725

ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
N.V.	- Naamloze Vennootschap
plc	- Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2023.